Employee Benefit Plans - Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.13%		4.99%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (3,712)	[1]	$ (4,093)	[1]
Service cost	(58)	[1]	(63)	[1]	(59)
Interest cost	(180)	[1]	(170)	[1]	(169)
Actuarial gain (loss)	(687)	[1]	443	[1]
Special termination benefits	(1)	[1]
Benefits paid	178	[1]	171	[1]
Benefit obligation at end of period	(4,460)	[1]	(3,712)	[1]	(4,093)	[1]
Change in fair value of plan assets
Fair value at beginning of period	4,721		4,278
Actual return on plan assets	383		589
Employer contributions	16		25
Benefits paid	(178)	[1]	(171)	[1]
Fair value at end of period	4,942		4,721		4,278
Funded status at end of period	482		1,009
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	1,668		1,174
Prior service cost (credit)	(31)		(46)
Total (before tax effects)	1,637		1,128
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.33%		4.29%
Rate of compensation increase	3.29%		3.71%
Change in benefit obligation
Benefit obligation at beginning of period	(1,021)	[1]	(880)	[1]
Service cost	(33)	[1]	(36)	[1]	(32)
Interest cost	(43)	[1]	(38)	[1]	(35)
Employee contributions	(1)	[1]	(1)	[1]
Amendments	3	[1]	(2)	[1]
Actuarial gain (loss)	(169)	[1]	(66)	[1]
(Acquisitions) divestitures			1	[1]
Benefits paid	19	[1]	21	[1]
Foreign exchange adjustment	68	[1]	(20)	[1]
Benefit obligation at end of period	(1,177)	[1]	(1,021)	[1]	(880)	[1]
Change in fair value of plan assets
Fair value at beginning of period	930		782
Actual return on plan assets	88		107
Employer contributions	56		43
Employee contributions	(1)	[1]	(1)	[1]
Acquisitions (divestitures)			(1)
Benefits paid	(19)	[1]	(21)	[1]
Foreign exchange adjustment	(59)		19
Fair value at end of period	997		930		782
Funded status at end of period	(180)		(91)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	382		256
Prior service cost (credit)	1		5
Total (before tax effects)	383		261
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.13%		4.99%
Rate of compensation increase	3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	(224)	[1]	(226)	[1]
Service cost	(1)	[1]	(2)	[1]	(2)
Interest cost	(11)	[1]	(9)	[1]	(12)
Actuarial gain (loss)	(8)	[1]	(5)	[1]
Benefits paid	34	[1]	18	[1]
Benefit obligation at end of period	(210)	[1]	(224)	[1]	(226)	[1]
Change in fair value of plan assets
Fair value at beginning of period	86		78
Actual return on plan assets	7		8
Employer contributions	34		18
Benefits paid	(34)	[1]	(18)	[1]
Fair value at end of period	93		86		78
Funded status at end of period	(117)		(138)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	146		150
Prior service cost (credit)	(79)		(89)
Total (before tax effects)	67		61
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.10%		4.21%
Change in benefit obligation
Benefit obligation at beginning of period	(7)	[1]	(6)	[1]
Actuarial gain (loss)	(1)	[1]
Foreign exchange adjustment			(1)	[1]
Benefit obligation at end of period	(8)	[1]	(7)	[1]
Change in fair value of plan assets
Funded status at end of period	(8)		(7)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	0		(1)
Total (before tax effects)	$ 0		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.